FORM N-SAR
			      SEMI-ANNUAL REPORT
		      FOR REGISTERED INVESTMENT COMPANIES

	  Registrant Name  Empire Fid Invest Variable Annuity Acct A

	  File Number                   811-06388

	  Registrant CIK Number:        0000878467









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 Report as of the end of semiannual period:   /  /    (a)
			    or fiscal year: 12/31/97    (b)
     Is this a transition report? (Y or N): N
Is this form being completed by the registrant? (Y or N): Y
Is this an amendment to a previous filing? (Y or N): N
Is this a change to a previous filing? (Y or N): N

1.A)  Registrant Name:  Empire Fid Invest Variable Annuity Acct A
  B)  File Number:      811-06388
  C)  Telephone Number: 212 335 5706
2.A)  Street: 200 Liberity Street, One World Financial Center
  B)  City: New York           C) State: NY D) Zip Code: 10281 Zip Ext.:
  E)  Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by the Registrant?(Y or N) ----- N
4. Is this the last filing on this form by the Registrant?(Y or N) ------ N
5. Is Registrant a small business investment company (SBIC)?(Y or N) ---- N
6. Is Registrant a unit investment trust (UIT)?(Y or N) ----------------- Y

7.A)  Is Registrant a series or multiple portfolio company?(Y or N) ----- N
  B) How many separate series or portfolios did Registrant have at the end of the period? -----------------------------------------

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     UNIT INVESTMENT TRUSTS                               filed for series ALL.

111.A) Depositor Name: Empire Fidelity Investments Life Insurance Company
    B) File Number (if any): 000-0000
    C) City: New York                State: NY   Zip Code:10281  Zip Ext.:
       Foreign Country:                      Foreign Postal Code:

111.A) Depositor Name:
    B) File Number (if any): 000-0000
    C) City:                    State:    Zip Code:       Zip Ext.:
       Foreign Country:                      Foreign Postal Code:

112.A) Sponsor Name:
    B) File Number (if any): 000-0000
    C) City:                    State:    Zip Code:       Zip Ext.:
       Foreign Country:                      Foreign Postal Code:

112.A) Sponsor Name:
    B) File Number (if any): 000-0000
    C) City:                    State:    Zip Code:       Zip Ext.:
       Foreign Country:                      Foreign Postal Code:



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113.A) Trustee Name:
    B) City:                    State:    Zip Code:       Zip Ext.:
       Foreign Country:                      Foreign Postal Code:

113.A) Trustee Name:
    B) City:                    State:    Zip Code:       Zip Ext.:
       Foreign Country:                      Foreign Postal Code:

114.A) Principal Underwriter Name:  Fidelity Brokerage Services, Inc.
    B) File Number (if any): 8-41518
    C) City:     Boston        State: MA  Zip Code: 02109 Zip Ext.:
       Foreign Country:                      Foreign Postal Code:

114.A) Principal Underwriter Name:
    B) File Number (if any): 8-0000
    C) City:                    State:    Zip Code:       Zip Ext.:
       Foreign Country:                      Foreign Postal Code:

115.A) Independent Public Accountant Name: Coopers & Lybrand
    B) City: Boston           State: MA  Zip Code: 02109   Zip Ext.:
       Foreign Country:                      Foreign Postal Code:

115.A) Independent Public Accountant Name:
    B) City:                    State:    Zip Code:       Zip Ext.:
       Foreign Country:                      Foreign Postal Code:



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116. Family of investment companies information:

   A)  Is Registrant part of a family of investment companies? (Y or N)   Y

   B)  Identify the family using 10 letters: FIDELITYZZ
	 (NOTE: In filing this form, use this identification consistently for all investment companies in the family including any unit investment trusts. This designation is for purposes of this form only.)

117. A) Is Registrant/Series a separate account of an insurance company? Y If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? (Y/N) ---Y-----------------------
      C) Scheduled premium variable life contracts? (Y/N) --N---------
      D) Flexible premium variable life contracts? (Y/N) ---N---------
      E) Other types of insurance products registered under the Securities Act of 1933? (Y/N) -----------------N---------

118. State the number of new series existing at the end of the period that had securities registered under the Securities Act of 1933 --1-

119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period - 0

120. State the total value of portfolio securities on the date of deposit for the new series included in item 119 ($000 omitted) --N/A---- $

121. State the number of series for which a current prospectus was in existence at the period end ------1--------------------------

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period -------0----------------------------------------



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123.   State the total value of the additional units considered in answering item 122 ($000 omitted) ---0-------------------------- $

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date the were placed in the subsequent series)($000 omitted) -------0--------- $

125. State the total dollar amount of sales loads collected (before reallowance to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000 omitted) -0- $

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000 omitted) -------------------0-------------------- $

127. List opposite the appropriate description below the number of series whose portfolios invested primarily (based upon percentage of NAV)in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

				   Number of     Total Assets     Total Income
				     Series         ($000         Distributions
				   Investing       omitted)      ($000 omitted)
				   ---------     ------------    --------------
      A) U.S. Treasury direct
	 issue -------------------               $                $
      B) U.S. Government agency --               $                $
      C) State and municipal
	 tax-free ----------------               $                $
      D) Public utility debt -----               $                $
      E) Brokers or dealers debt or
	 debt of brokers' or dealers'
	 parent ------------------               $                $
      F) All other corporate intermed.
	 & long term debt --------               $                $
      G) All other corporate
	 short-term debt ---------               $                $
      H) Equity securities of brokers
	 or dealers or parents of
	 brokers or dealers ------               $                $
      I) Investment company equity
	 securities --------------               $                $
      J) All other equity
	 securities --------------               $793,336         $0
      K) Other securities --------               $                $
      L) Total assets of all series
	 of registrant -----------               $793,336         $0


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							  filed for ALL series.

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y or N) ---------N-------------------------
     [If answer is 'N' (No), go to item 131.]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) --------------------------------------
     [If answer is 'N' (No), go to item 131.]

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y or N) ----------------------------

131. Total expenses incurred by all series of Registrant during the current period ($000 omitted) ---$6,701---------------------------

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-06388     811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-


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Signature Page
The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of: Boston State of: MA            Date: 2/27/98

Name of Registrant, Depositor or Trustee: Empire Fid Invest Var Annuity Acct A

By (Name and Title): Joseph L. Kurtzer Jr., Treasurer

Witness (Name and Title): Joseph F. Hope, Manager Fiancial Reporting

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